Leases (Details) - Schedule of right-of-use assets - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	£ 56,653	£ 7,275
Cost of ending balance	109,836	56,653	£ 7,275
Accumulated depreciation beginning balance	(5,933)	(506)
Accumulated depreciation ending balance	(17,582)	(5,933)	(506)
Net book value	92,254	50,720	6,769
Additions	25,261	20,398
Acquisition of a subsidiary	34,804	30,367
Disposals	(5,940)	(1,387)
Transfers	(791)
FX revaluation	(151)
Depreciation charge for the year	(14,109)	(5,570)
Disposals	2,394	143
Transfers	66
Leasehold property [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	48,332	5,450
Cost of ending balance	85,775	48,332	5,450
Accumulated depreciation beginning balance	(4,839)	(421)
Accumulated depreciation ending balance	(10,696)	(4,839)	(421)
Net book value	75,079	43,493	5,029
Additions	13,271	13,902
Acquisition of a subsidiary	29,268	30,367
Disposals	(5,096)	(1,387)
Transfers
FX revaluation
Depreciation charge for the year	(8,108)	(4,561)
Disposals	2,251	143
Fixtures and fittings [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	74	74
Cost of ending balance	74	74	74
Accumulated depreciation beginning balance	(18)	(4)
Accumulated depreciation ending balance	(33)	(18)	(4)
Net book value	41	56	70
Additions
Acquisition of a subsidiary
Disposals
Transfers
FX revaluation
Depreciation charge for the year	(15)	(14)
Disposals
Subscription vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance
Cost of ending balance	7,703
Accumulated depreciation beginning balance
Accumulated depreciation ending balance	(3,157)
Net book value	4,546
Additions	2,942
Acquisition of a subsidiary	5,536
Disposals	(624)
Transfers
FX revaluation	(151)
Depreciation charge for the year	(3,157)
Disposals
Other motor vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	8,247	1,751
Cost of ending balance	16,284	8,247	1,751
Accumulated depreciation beginning balance	(1,076)	(81)
Accumulated depreciation ending balance	(3,696)	(1,076)	(81)
Net book value	12,588	7,171	£ 1,670
Additions	9,048	6,496
Acquisition of a subsidiary
Disposals	(220)
Transfers	(791)
FX revaluation
Depreciation charge for the year	(2,829)	(995)
Disposals	143
Transfers	£ 66